Subsequent Events (Detail) - USD ($)							9 Months Ended		12 Months Ended
	Nov. 07, 2019	Aug. 05, 2019	May 16, 2019	May 07, 2019	Apr. 17, 2019	Jul. 27, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 06, 2019
Subsequent Event [Line Items]
Repayment of outstanding borrowings							$ 195,404,000	$ 70,000,000	$ 70,000,000	$ 15,000,000
Loss on extinguishment of debt				$ (6,900,000)			(6,933,000)
Capitalized issuance costs				4,000,000
Prepayment premium paid							2,091,000
Existing Owners of Brigham Minerals
Subsequent Event [Line Items]
Sale of stock, ownership percentage					10.50%
Existing Owners of Brigham Minerals | Brigham Resources, LLC
Subsequent Event [Line Items]
Sale of stock, ownership percentage					67.20%
Initial Public Offering
Subsequent Event [Line Items]
Consideration received					$ 273,300,000		273,300,000
Class A Common Stock
Subsequent Event [Line Items]
Dividends declared		$ 0.33
Dividends declared, payable date		Aug. 29, 2019
Dividends declared, record date		Aug. 22, 2019
Class A Common Stock | Existing Owners of Brigham Minerals
Subsequent Event [Line Items]
Sale of stock, ownership percentage					24.20%
Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Dividends declared	$ 0.33
Dividends declared, payable date	Nov. 27, 2019
Dividends declared, record date	Nov. 20, 2019
Class A Common Stock | Initial Public Offering
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)					16,675,000
Share price (in dollars per share)					$ 18.00
New Revolving Credit Facility | Brigham Resources, LLC
Subsequent Event [Line Items]
Line of credit, borrowing base			$ 120,000,000				$ 135,000,000
Revolving credit facility, maturity period			May 16, 2024
New Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit, borrowing base	$ 150,000,000
New Revolving Credit Facility | Subsequent Event | Brigham Resources, LLC
Subsequent Event [Line Items]
Line of credit outstanding											$ 80,000,000
New Revolving Credit Facility | Minimum | Brigham Resources, LLC
Subsequent Event [Line Items]
Commitment fee, percentage			0.375%
New Revolving Credit Facility | Minimum | Brigham Resources, LLC | Adjusted Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate			0.75%
New Revolving Credit Facility | Minimum | Brigham Resources, LLC | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate			1.75%
New Revolving Credit Facility | Maximum | Brigham Resources, LLC
Subsequent Event [Line Items]
Commitment fee, percentage			0.50%
New Revolving Credit Facility | Maximum | Brigham Resources, LLC | Adjusted Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate			1.75%
New Revolving Credit Facility | Maximum | Brigham Resources, LLC | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate			2.75%
Term Loan Facility
Subsequent Event [Line Items]
Line of credit, borrowing base						$ 125,000,000
Repayment of outstanding borrowings					$ 200,000,000
Prepayment premium paid				2,100,000
Legal fees paid				$ 800,000
Term Loan Facility | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate						5.50%